Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables	€ 12,562	€ 13,184
Receivables from joint ventures in exploration and production activities	1,754	1,365
Receivables from divestments	527	200
Other receivables	2,058	1,802
Total trade and other receivables, net of allowance for doubtful accounts	€ 16,901	€ 16,551